Angel Oak Mortgage Trust 2025-3 ABS-15G

Exhibit 99.28

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025030311	XXX	XXX	1	1	1	1	Verified credit history - Borrower representative score is XXX and Co-borrower's is XXX. Guideline minimum required score is XXX. ; Low LTV/CLTV/HCLTV - Low XXX% LTV when guidelines allow up to XXX%. ;	XXX XXX Property Inspection Date is prior to disaster declaration begin date - Subject property is located in a XXX, XXX, with individual assistance designation. Missing XXX inspection. - XXX received reflecting no damage was noted as of inspection date of XXX.

XXX Missing Evidence of Liquidation of Assets for Cash to Close - Liquid funds total $XXX, cash to close is $XXX after receipt of the $XXX gift.  Missing evidence of liquidation of funds to close.   - XXX - Exception is cleared with the attached incoming wire notification to title confirming liquidation, XXX.

XXX Missing Evidence of Re-disclosure and a valid XXX for the total amount of the Closing Disclosure XXX% Category fees (XXX) that increased by more than XXX% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing XXX for increased recording fee on XXX issued XXX on page 408. Lender credit of $XXX was applied prior to recording fee increasing, not valid to apply. - The total amount of Closing Disclosure XXX% Category fees ($XXX) increased by more than XXX% from the total amount disclosed on the Loan Estimate sent on XXX, ($XXX). The total amount of fees in this category cannot exceed ($XXX) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - XXX XXX received, finding cleared after resubmission with valid XXX.

XXX Back-end Ratio exception (DTI) - Review DTI XXX% exceeds the approved DTI XXX% by more than XXX%.  The reason for the variance is an excluded obligation and departure residence PITIA. -- Lender to provide updated 1008 if XXX is not addressed/cleared. - XXX - Exception is cleared with the attached updated 1008; Approved DTI XXX% / Review DTI XXX% (Revolving Debt Paid by Business Excluded Refer XXX), variance < XXX% (Max XXX%).

XXX Undisclosed or Excluded Debt - XXX) Missing sufficient documentation to exclude the departure PITIA and XXX.  If both of these are included, DTI is XXX%.
Departure residence PITIA- Missing sales agreement to verify the property is currently under contract.;

2) XXX - Missing evidence the business has been paying this obligation for the past XXX months.  No business bank statements, transaction histories, or payment history in the file. - XXX- Exception is cleared with the attached updated 1008; Approved DTI XXX% / Review DTI XXX% (Revolving Debt Paid by Business Excluded), variance < XXX% (Max XXX%).

2025030310	XXX	XXX	1	1	1	1	Low DTI - DTI XXX%, up to XXX% acceptable.; Verified credit history - FICO XXX, minimum required XXX.;	XXX Missing Required Property Inspection - Missing post disaster inspection report. Subject is in XXX County which was a declared XXX as of XXX. - XXX - Exception is cleared wit the attached XXX confirming no damage to subject property completed XXX.

XXX Insufficient Verified Funds to Close - Missing sufficient documentation for earnest money deposits.  Without these funds, insufficient funds for closing and for reserves.  Payment schedule p163 reflects XXX earnest money deposits received by wire, none of the bank statements in the file reflect the clearance of these wires.
XXX
XXX
XXX
XXX
XXX
XXX - XXX - Exception is cleared with the attached bank statement and corresponding invoice to source deposit of $XXX on XXX from business. Bank statements to source XXX clearing borrowers accounts previously provided XXX. Cash to close / reserve requirements met excluding $XXX transfer posted XXX.

2025030312	XXX	XXX	1	1	1	1	Verified housing payment history - XXX required, XXX documented in the file.; Verified reserves - XXX months reserves or $XXX required. XXX months or $XXX reserves documented in the borrower's XXX.;	XXX Guideline Exception(s) - Missing business purpose certification as required by the guidelines. - XXX - Exception is cleared with the attached Business Purpose and Occupancy Certification.

XXX Fraud report alerts have not been addressed - Missing documentation used to clear the participant list hit for the underwriter XXX (p469, 475) - XXX - Exception is cleared with attestation that the XXX middle initial is XXX, participant hit middle initial is XXX.  Updated XXX with the middle initial returned no hits.

XXX Income Documentation is Insufficient - XXX. Missing exception to use XXX Rentalizer figure rather than the market rent from the appraisal.  Per guidelines for DSCR on short term rentals, the lesser of these XXX figures should be used, in the subject's case that is the appraisal market rent.  DSCR using appraisal market rent is .XXX, which the borrower does not qualify for due to LTV exceeding XXX%.
2. Missing complete XXX Rentalizer supporting monthly rent of $XXX.  Screenshot of the estimate is in the file (p343), however a complete report was not provided.  Unable to confirm the requirements per guidelines:
-Minimum XXX comparable properties within XXX miles of subject or have the same XXX code
-XXX month forecast period must be within XXX days of the application date and XXX days of the Note date
3. Appraisal notes that the subject is being rented as a short term rental, but the market rent appears to be based on long term rentals (p51). - XXX - Recd XXX code map to show properties are in the same XXX code. Zoomed images of the area (with street names) uploaded to Trailing Docs to evidence data is consistent with the  XXX report data, maps, and comps. Guidelines require comps to be within XXX miles of subject or in same XXX code. NOTE: Per guidelines purchase transactions one or the lesser of multiple verifications: XXX% of rental income for XXX (Occupancy XXX% > XXX% / XXX comps same XXX / XXX XXX), XXX income on appraisal, and or XXX-month income statement from XXX XXX company. XXX meets guideline requirements.

2025030314	XXX	XXX	1	1	1	1	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Disposable Income - Borrowers have $XXX in disposable income.;	XXX Missing Legal Description on Mortgage/DOT - Missing Exhibit A to the Mortgage. - XXX- Exception is cleared with the attached copy of the Mortgage with title commitment Exhibit A. Mortgage includes XXX, thus satisfactorily identifying the subject property.

XXX Property Inspection Date is prior to XXX declaration begin date - Subject is located in a XXX: XXX, XXX. Missing XXX property inspection.
NOTE: Subject is not located in an individual assistance area for XXX.  - Subject is not located in an individual assistance designated area.

2025030316	XXX	XXX	1	1	1	1	Verified housing payment history - XXX combined months of mortgage payment history paid XXX per credit report. ; Verified credit history - XXX representative credit score when guideline requires XXX.;	XXX Credit Documentation is Insufficient - Missing XXX-Employer XXX number for XXX.
 - XXX - Exception is cleared with the attached documented XXX for XXX.

XXX Note is Incomplete - Missing copy of fully executed Note. Entered information from Mortgage/DOT in file. No copy of subject Note in file. Only Note in file is for property at XXX XXX.   - XXX- Exception is cleared with the attached copy of the executed Note.

XXX Final 1003 Application is Incomplete - Final executed 1003 is deficient (p. 12).  Missing current Address and years at address. Citizenship is blank. There is an additional copy of a 1003 (p.188) that is not executed but discloses the missing information.  - XXX - Exception is cleared with the attached borrower esigned updated 1003.

XXX Hazard Insurance Coverage Amount is Insufficient - Missing evidence of rent loss insurance in amount of minimum XXX months.

 - XXX - Guideline for this program does not require rent loss insurance, guidelines state to follow XXX which does not require rent loss insurance.

2025030320	XXX	XXX	2	2	1	1	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.; Verified reserves - XXX+ Months Verified PITIA Reserves on Subject Property > XXX Months Required.;	XXX Income Calculation Discrepancy - Investor acknowledged exception granted for inconsistent income distributions (pg 150,157)., Client Comment: XXX Investor Acknowledged Exception	XXX Fraud report alerts have not been addressed - Drive Score XXX - XXX Refer, high risk fraud findings were not cleared by lender (pg 844). - XXX - Recd fraud report with XXX Score and all high risk fraud findings addressed.

XXX- Schedule B Exception - Title B Exception XXX, XXX, not addressed. - XXX - Recd copy of the recorded XXX Environmental Notice confirming no further remediation determination was granted.

2025030319	XXX	XXX	1	1	1	1	Verified housing payment history - XXX combined months of mortgage history paid XXX per credit report. ; Low DTI - Low DTI of XXX% on a Second Home refinance when guidelines allow up to XXX%. ; Disposable Income - Borrowers have low DTI of XXX% and residual income exceeding $XXX per month. ; Verified credit history - XXX representative score when guidelines require a minimum of XXX per XXX (g/line p. 93/99);	XXX No proof borrower(s) can receive documents via the electronic method as intended - Missing B1 eConsent. E-Sign Consent Printout (Page 411) shows B1 as pending consent. - XXX - Exception is cleared with the attached eConsent details for B1/B2 confirming B2 accepted eConsent date XXX.

XXX Second Home not Allowed - Subject property is less than XXX miles in distance from the primary residence. No evidence of Investor acknowledged exception.

Guidelines state (p. 17/99) that Second Home or secondary property located in a XXX city when the primary home is located in a suburb but the owner works in the city. Generally the property should be located in a natural second home; market typically located at least XXX miles from the the applicants primary residence.
  - XXX - Recd response from investor, We are good with this one as a second home.

XXX Unacceptable Mortgage History - Missing line of credit open date and satisfactory verification of mortgage payment history on Line of Credit loan with XXX account ending XXX secured by borrower's primary residence. Per Statement in file (p. 323), no evidence of satisfactory history noted. Late charges are reflected but unable to determine when and if greater than XXX days.   - XXX - Exception is cleared with the attached documentation evidencing that the existing XXX on primary residence was recently purchased by lender; XXX months satisfactory mortgage rating confirmed on XXX (XXX).

XXX Missing Underwriter Loan Approval - Missing Lender Loan Approval. 1008 only in file (p. 845). - XXX - Exception is cleared with the attached underwriting conditional approval.

XXX Missing Employment doc (XXX) - Missing verification of self-employment for minimum XXX years per guideline requirements (p. 34/99). Missing verification of length of self-employment on both borrowers. CPA letter in file (p.273) does not confirm and states the XXX entity was converted from a XXX proprietorship to a partnership but does not confirm when.  - XXX - Recd XXX search confirming self-employment > XXX years is in support of the CPA letter and XXX months business bank statements in file.

2025030321	XXX	XXX	1	1	1	1	Verified housing payment history - XXX combined months of mortgage payments paid XXX per credit report. ; Verified reserves - XXX months reserves remain after closing. XXX and guidelines require XXX months for subject and XXX months for each additional financed XXX.; Verified credit history - XXX representative credit score when guideline XXX required XXX. ;	XXX Missing Underwriter Loan Approval - Missing Lender Approval. File contains 1008 (p. 270) only. - XXX - Exception is cleared with the attached approval notice.

XXX Fraud report alerts have not been addressed - Missing satisfactory updated and rescored XXX.  Most recent fraud tool (10/16) in file (p. 1080) reflects XXX Refer with XXX score. - XXX - Recd rescored fraud report (XXX/XXX), high risk fraud finding cleared.

2025030315	XXX	XXX	1	1	1	1	Verified credit history - XXX Credit score exceeds minimum XXX score per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;	XXX Missing Legal Description on Mortgage/DOT - Missing Exhibit A Legal Description. - XXX - Recd copy of recorded DOT that contains exhibit A.

XXX XXX account disclosure statement not delivered at closing - Missing executed XXX Disclosure. - XXX - Exception is cleared with the attached XXX.

XXX Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing XXX or general credit for addition of Loan Discount Fee on CD issued XXX. XXX dated XXX pg 272 does not disclose a reason for a change. --  - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX - Exception is cleared with the attached loan detail report and borrower XXX agreement. XXX extension due to lock expiring prior to disbursement.

XXX Missing Evidence of Re-disclosure and a valid XXX for the sum of non-specific (XXX) lender credits and specific lender credits (XXX) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing XXX for decrease in lender credits on CD issued XXX. XXX dated XXX pg 272 does not disclose a reason for a change. (Prior CD issued XXX does not state credits are for tolerance violation, and are listed as general credits only.) --  - The sum of non-specific (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - XXX - Exception is cleared with the attached pricing sheet and borrower XXX agreement. XXX extension due to lock expiring prior to disbursement.

2025030317	XXX	XXX	1	1	1	1				Low DTI - XXX% DTI is below maximum XXX% per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;
2025030322	XXX	XXX	2	1	1	2	Verified credit history - XXX Credit score exceeds minimum XXX score per guidelines.; Disposable Income - Borrower has $XXX in residual income.;	XXX Non-Warrantable XXX - Per XXX questionnaire one XXX owns XXX of the XXX units. Lender approved exception page 142., Client Comment: Investor Acknowledged Exception	XXX Payoff/Demand Statement has a discrepancy in the data - Authorization to close XXX to future draws is not signed by the borrower. Page 785. - XXX - Exception is cleared with the attached Authorization to Close XXX.

2025030318	XXX	XXX	1	1	1	1				Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. Credit file dates back to XXX.;
2025030313	XXX	XXX	2	2	1	1	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ;	XXX Tax Returns/Transcripts are Insufficient - Per XXX notes (pg 698) there is an Investor Exception for lack of XXX full years of tax returns as well as XXX job not having XXX year history. Missing evidence of approved exception. , Client Comment: XXX - Investor Acknowledged Exception.

XXX Missing Borrower Years in Field of Work - Final 1003 does not disclose Years in Field of Work., Client Comment: XXX Non-Material	XXX Missing Evidence of Re-disclosure and a valid XXX for the sum of non-specific (XXX) lender credits and specific lender credits (XXX) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing XXX for decreased lender credit. XXX dated XXX reflects lender credit of XXX. Final CD dated XXX reflects lender credit of XXX. -- The sum of non-specific (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - The sum of non-specific (XXX) lender credits and specific lender credits ($XXX) has decreased from the amount disclosed on the Closing Disclosure sent on XXX, ($XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - XXX - Exception is cleared with the attached XXX, loan amount increased resulting in a pricing change.

XXX Mortgage/Deed of Trust is not Recorded - Missing copy of lender's instructions to the closing agent to verify the requirement to record XXX a copy of the recorded mortgage. - XXX - Exception is cleared with the attached copy of the recorded mortgage.

2025030324	XXX	XXX	1	1	1	1	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrowers have $XXX in verified disposable income.; Verified reserves - Borrowers have more than XXX mths verified reserves.;	XXX Missing evidence of Hazard Insurance - Missing copy of declarations page for subject property. File only contains XXX and invoice. - XXX received. Master policy in file og 948.

XXX Missing Employment doc (XXX) - Borrower 1 employment verification lists start date XXX instead of disclosed XXX. Letter of explanation states company switched XXX companies but that would not explain why the companies do not match on the XXX or why the XXX has a start date discrepancy. Provide explanation for the discrepancy with supporting documentation. - XXX XXX from XXX Properties confirm original start date of XXX- XXX and new start date of XXX.  Per borrower XXX company hired a XXX party to handle XXX which is ran by XXX.  XXX from XXX.

2025030323	XXX	XXX	1	1	1	1	Verified reserves - XXX mths reserves w/a minimum requirement of XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.;	XXX Mortgage/Deed of Trust is not Recorded - Missing copy of recorded Mortgage XXX a copy of the lender's closing instructions to the closing agent to verify the requirement to record. - XXX Copy of the lender's closing instructions to the closing agent which verify the requirement to record received.

2025030325	XXX	XXX	1	1	1	1	Verified employment history - Borrowers have XXX and XXX months on current jobs.; Disposable Income - Borrowers have $XXX in disposable income.;	XXX Missing Third Party Appraisal Review - Missing required third party appraisal review as XXX score exceeds XXX. - XXX - Recd post-close CDA supporting the original appraisal value with XXX% variance.

XXX Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with XXX and any implementing regulations.
 - XXX - Recd revised appraisal report with appraiser XXX cert.